INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Provisions (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Provisions
Provision	$ 18,897,489	$ 11,393,545	$ 10,809,872
Total included in liabilities
Provisions
Provision	1,267,572	1,255,702	891,769
Provisions for contingencies
Provisions
Provision	$ 1,267,572	$ 1,255,702	$ 891,769